CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	IPO	Ordinary Shares	Ordinary Shares IPO	Additional Paid-in Capital	Additional Paid-in Capital IPO	Accumulated Other Comprehensive Income	Retained Earnings/ (Accumulated Deficits)	Noncontrolling Interests
Balance at Dec. 31, 2008	$ 13,388		$ 9,501		$ 35,707		$ 5,582	$ (37,507)	$ 105
Balance (in shares) at Dec. 31, 2008			74,020,217
Comprehensive income
Net income for the year	52,610							52,652	(42)
Foreign currency translation adjustments	88						88
Total comprehensive income	52,698
Share-based compensation	2,898				2,898
Repurchase of ordinary shares (in shares)			(88,000)
Repurchase of ordinary shares	(441)		(12)					(429)
Repurchase of vested options	(107)				(107)
Dividends declared	(43,935)				(29,219)			(14,716)
Balance at Dec. 31, 2009	24,501		9,489		9,279		5,670		63
Balance (in shares) at Dec. 31, 2009			73,932,217
Comprehensive income
Net income for the year	63,148							63,108	40
Foreign currency translation adjustments	5,344						5,344
Unrealized losses on available-for-sale security	(721)						(721)
Total comprehensive income	67,771
Share-based compensation	16,204				16,204
Issuance of ordinary shares (in shares)				987,656
Issuance of ordinary shares		10,494		127		10,367
Exercise of share options (in shares)			1,145,882
Exercise of share options	308		148		160
Effect on fixed exchange rate of dividends to shareholders	3,389				3,389
Balance at Dec. 31, 2010	122,667		9,764		39,399		10,293	63,108	103
Balance (in shares) at Dec. 31, 2010			76,065,755
Comprehensive income
Net income for the year	101,597							101,625
Foreign currency translation adjustments	10,839						10,839		(28)
Reclassification adjustment for loss included in net income	721						721
Total comprehensive income	113,157
Share-based compensation	7,170				7,170
Issuance of ordinary shares (in shares)			704
Issuance of ordinary shares	6				6
Exercise of share options (in shares)			2,084,109
Exercise of share options	3,531		268		3,263
Dividends declared	(154,548)							(154,548)
Balance at Dec. 31, 2011	$ 91,983		$ 10,032		$ 49,838		$ 21,853	$ 10,185	$ 75
Balance (in shares) at Dec. 31, 2011			78,150,568